Capital Surplus and Retained Earnings - Details of Retained Earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Legal reserve	$ 110,308	$ 302,653	$ 28,680
Cash dividend	$ 872,718	$ 256,806	$ 257,026
Cash dividend, cash distribution per share	$ 1.20	$ 0.30	$ 0.30
Cash distribution from capital surplus			$ 599,728
Cash distribution from capital surplus, cash distribution per share			$ 0.70